Other financial liabilities (Schedule of detailed information about changes in other financial liabilities at amortized cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Beginning balance	$ 24,000	$ 21,361
Net additions	116,233	7,369
Disbursements	(98,375)	(6,351)
Accretion	3,641	1,222
Effects of changes in foreign exchange	(4,712)	399
Ending balance	$ 40,787	$ 24,000